Other Expense	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Other Expense

NOTE 21: OTHER EXPENSE

During the years ended December 31, 2022, 2021 and 2020, taxes other-than-income taxes of Navios Logistics amounted to $6,515, $5,442, and $5,762, respectively, and were included in the statements of comprehensive income/(loss) under the caption “Other expense”.